Loans and other financial assets at amortized cost - Details of loans and other financial assets at amortized cost (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of loans and other financial assets at amortised cost and loans and receivables [Abstract]
Due from banks	₩ 2,994,672			₩ 2,866,884
Loans	343,918,560			336,799,510
Other financial assets	8,847,497			9,219,223
Total	₩ 355,760,729	[1]	$ 282,304,975	₩ 348,885,617	[1]

[1]	Cash and cash equivalents are not included.